Document and Entity Information	6 Months Ended
	Nov. 30, 2012	Jan. 19, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PLESK CORP.
Entity Central Index Key	0001511735
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Document Type	S-1
Document Period End Date	Nov. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,500,000